Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses and other liabilities
9. Accrued expenses and other liabilities
Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Funds payable to institutional funding partners *	95,643	225,031
Accrued marketing expense	45,616	134,743
Accrued collection service fee	35,358	36,943
Accrued technical services expense	20,945	16,930
Accrued payment channel expenses	18,620	13,212
Accrued professional service fee	16,270	25,503
Others	55,173	56,640

	287,625	509,002

*	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.